As filed with the Securities and Exchange Commission on May 26, 2006
                                     Investment Company Act File number 811-8054





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549





                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY





                              Delafield Fund, Inc.


               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)




                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)




Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS


                             STATEMENT OF NET ASSETS
                                 March 31, 2006
                                   (Unaudited)

                                                     Value                                                                 Value
Common Stocks (83.04%)                 Shares       (Note 1)      Common Stocks (Continued)                  Shares       (Note 1)
                                       ------       --------                                                 ------       --------
Chemicals (13.33%)                                                Metal Fabricating (6.08%)

Ashland Inc.                           90,000   $   6,397,200     Aleris International, Inc.*               250,000   $  12,017,500
Chemtura Corp.                        550,000       6,479,000     Commercial Metals Company                 100,000       5,349,000
Cytec Industries Inc.                 250,000      15,002,500     GrafTech International Ltd.*              600,000       3,660,000
FMC Corporation                       160,000       9,916,800     Material Sciences Corporation*             44,000         531,520
Hercules Incorporated*                940,000      12,972,000     Novelis Inc.                              150,000       3,085,500
Lydall, Inc.*                         232,100       2,239,765     OM Group, Inc.*                            50,000       1,150,000
Spartech Corporation                  150,000       3,600,000                                                          ------------
                                                 ------------                                                            25,793,520
                                                   56,607,265                                                          ------------
                                                 ------------
                                                                  Real Estate (1.67%)
Computer & Computer Services (3.61%)
                                                                  Kimco Realty Corporation                  175,000       7,112,000
BearingPoint Inc.*                    275,000       2,334,750                                                          ------------
Diebold, Incorporated                  75,000       3,082,500
Keane, Inc.*                          400,000       6,300,000     Retail (6.40%)
Solectron Corporation*                900,000       3,600,000
                                                 ------------     Foot Locker, Inc.                         625,000      14,925,000
                                                   15,317,250     Jones Apparel Group, Inc.                  75,000       2,652,750
                                                 ------------     RadioShack Corporation                    500,000       9,615,000
                                                                                                                       ------------
Consumer Products & Services (11.10%)                                                                                    27,192,750
                                                                                                                       ------------
ElkCorp                               200,000       6,750,000
Furniture Brands International, Inc.  475,000      11,642,250     Technology (4.91%)
Maidenform Brands, Inc.*              196,000       2,157,960
Newell Rubbermaid Inc.                350,000       8,816,500     International Rectifier Corp.*            340,000      14,086,200
ProQuest Company*                     475,000      10,160,250     Vishay Intertechnology Inc.*              475,000       6,764,000
(The) Stanley Works                   150,000       7,599,000                                                          ------------
                                                 ------------                                                            20,850,200
                                                   47,125,960                                                          ------------
                                                 ------------
                                                                  Miscellaneous (11.50%)
Energy & Energy Services (2.93%)
                                                                  Acuity Brands Inc.                        300,000      12,000,000
Chesapeake Energy Corporation          81,000       2,544,210     Cabot Corporation                          65,000       2,209,350
Forest Oil Corporation*                80,000       2,974,400     Cambrex Corporation                       325,000       6,350,500
Mariner Energy, Inc.*                  64,744       1,327,899     Global Logistics Acquisition Corporation* 410,000       3,386,600
Murphy Oil Corporation                 25,000       1,245,500     Standard Motor Products, Inc.             400,000       3,552,000
Southern Union Company                175,000       4,345,250     Steris Corp.                              175,000       4,319,000
                                                 ------------     Tyco International, Ltd.                  315,000       8,467,200
                                                   12,437,259     YRC Worldwide, Inc.*                      225,000       8,563,500
                                                 ------------                                                          ------------
                                                                                                                        48,848,150
Financial Products & Services (1.97%)                                                                                  ------------
                                                                  Total Common Stocks (Cost $ 275,678,336)            $ 352,605,164
Reynolds & Reynolds Company           150,000       4,260,000                                                          ------------
R.R. Donnelley & Sons Company         125,000       4,090,000
                                                 ------------                                                 Face         Value
                                                    8,350,000                                                Amount       (Note 1)
                                                 ------------                                                ------       --------
                                                                  Short-Term Investments (17.05%)
Industrial Products (9.67%)                                       Repurchase Agreements (17.05%)
                                                                  Bank of America Securities Inc., purchased on
Crane Co.                             175,000       7,176,750     03/31/06, 4.48%, due 04/03/06, repurchase
Gerber Scientific Inc.*               200,000       2,068,000     proceeds $72,431,031 (Collateralized by 73,737,000,
Honeywell International Inc.          203,000       8,682,310     T-Notes, 3.125% to 7.000%, due 07/15/06 to 05/15/07,
Kennametal Inc.                       250,000      15,285,000     value $73,852,745)                   $ 72,404,000      72,404,000
Navistar International Corporation*   275,000       7,584,500                                                          ------------
SPX Corp.                               5,000         267,100     Total Short-Term Investments
                                                 ------------        (Cost $72,404,000)                               $  72,404,000
                                                   41,063,660                                                          ------------
                                                 ------------     Total Investments (100.09%)
                                                                     (Cost $348,082,336+)                               425,009,164
Instrumentation (9.87%)                                           Liabilities in excess of cash and
                                                                     other assets(-0.09%)                                  (404,208)
Paxar Corporation*                    450,000       8,806,500                                                          ------------
Symbol Technologies Inc.              900,000       9,522,000     Net Assets (100.00%),
Thermo Electron Corporation*          485,000      17,988,650        16,292,272 shares outstanding                    $ 424,604,956
Zebra Technologies Corporation*       125,000       5,590,000                                                          ============
                                                 ------------     Net asset value, offering and redemption
                                                   41,907,150        price per share:                                 $       26.06
                                                 ------------                                                          ============

------------------------------------------------------------------------------------------------------------------------------------

*   Non-income producing.

+ Aggregate cost for federal income tax purposes is $348,481,410. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $79,736,417 and $3,208,663 respectively, resulting in net appreciation of $76,527,754.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which
approximates market value.                                            DELI Q2006

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, Principal Executive Officer

Date:  May 26, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  May 26, 2006

* Print the name and title of each signing officer under his or her signature.